Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-current liabilities [Line Items]
Pension and Other Post-Employment Benefit Plan		$ 201	$ 288
Provision for West White Rose Expansion Project (1)		204	259
Provisions for Onerous and Unfavourable Contracts		95	99
Employee Long-Term Incentives		245	74
Drilling Provisions		31	56
Deferred Revenue		45	41
Other (2)		221	112
Other Liabilities		1,042	$ 929
Adjustment to West White Rose expansion project provision	$ 47
West white rose expansion project, expected draw down to provision		58
RVO included in other liabilities, net		101
RVO included in other liabilities, gross		1,100
RINs included in other liabilities, gross		$ 1,000
West White Rose Expansion Project
Disclosure of non-current liabilities [Line Items]
Percentage of working interest acquired	1250.00%